Employee Benefit Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 169	$ 76	$ 123
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	2,494	2,249
Actual return (loss) on assets	350	486
Employer contributions	134	41	82
Participant contributions
Benefits paid	(165)	(164)
Settlements	(73)	(118)
Fair value of assets at end of year	2,740	2,494	2,249
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	141	132
Actual return (loss) on assets	14	25
Employer contributions	35	35	41
Participant contributions	18	19
Benefits paid	(63)	(70)
Settlements
Fair value of assets at end of year	$ 145	$ 141	$ 132